PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and other deposits	¥ 14,632		¥ 9,531
Receivable related to financial services (Note 2)	7,167		5,662
Interest receivables	419		918
Prepaid expenses	232		170
Other	1,532		1,009
Total	¥ 23,982	$ 3,429	¥ 17,290